Tangible Assets (Detail) - Schedule of Property and Plant Equipment - GBP (£)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Beginning balance ,Cost	£ 3,381,516	£ 3,225,703	£ 3,225,703	£ 2,705,901
Additions	1,045,460		415,228	381,522
Disposals	(66,757)		(237,380)	(32,900)
Acquisitions through bus. combs				156,113
Disposals through bus. combs.				(2,241)
Translation gains/(losses)	199,708		(22,035)	17,308
Ending balance ,Cost	4,559,927		3,381,516	3,225,703	£ 2,705,901
Beginning balance, Depreciation	2,623,364	2,310,290	2,310,290	1,668,972
Charge for the year	368,699	417,606	552,293	536,319	438,768
Disposals	(61,513)		(219,404)	(32,900)
Accumulated Depreciation Depletion And Amortization Property Plant And Equipment Disposals Through Business Combinations				(1,519)
Translation (gains)/losses	142,862		(19,815)	15,172
Acquisitions through bus. combs				124,246
Ending balance ,Depreciation	3,073,412		2,623,364	2,310,290	1,668,972
Ending balance	1,486,515		758,152	915,413	1,036,929
Ending balance			165,505	286,983
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Beginning balance ,Cost	893,306	887,072	887,072	868,001
Additions	942,300		5,208	22,102
Disposals	0		0	0
Acquisitions through bus. combs				0
Disposals through bus. combs.				0
Translation gains/(losses)	21,475		1,026	(3,031)
Ending balance ,Cost	1,857,081		893,306	887,072	868,001
Beginning balance, Depreciation	725,991	509,023	509,023	294,406
Charge for the year	148,587		216,599	215,527
Disposals	0		0	0
Accumulated Depreciation Depletion And Amortization Property Plant And Equipment Disposals Through Business Combinations				0
Translation (gains)/losses	7,349		369	(910)
Acquisitions through bus. combs				0
Ending balance ,Depreciation	881,927		725,991	509,023	294,406
Ending balance	975,154		167,315	378,049	573,595
Ending balance			165,505	248,258
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Beginning balance ,Cost	704,325	685,643	685,643	605,633
Additions	18,884		26,869	81,008
Disposals	0		(8,501)	0
Acquisitions through bus. combs				0
Disposals through bus. combs.				0
Translation gains/(losses)	29,765		314	(998)
Ending balance ,Cost	752,974		704,325	685,643	605,633
Beginning balance, Depreciation	555,008	477,337	477,337	358,305
Charge for the year	39,072		86,126	118,970
Disposals	0		(8,501)	0
Accumulated Depreciation Depletion And Amortization Property Plant And Equipment Disposals Through Business Combinations				0
Translation (gains)/losses	23,078		46	62
Acquisitions through bus. combs				0
Ending balance ,Depreciation	617,158		555,008	477,337	358,305
Ending balance	135,816		149,317	208,306	247,328
Ending balance			0	25,988
Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance ,Cost	1,783,885	1,652,988	1,652,988	1,232,267
Additions	84,276		383,151	278,412
Disposals	(66,757)		(228,879)	(32,900)
Acquisitions through bus. combs				156,113
Disposals through bus. combs.				(2,241)
Translation gains/(losses)	148,468		(23,375)	21,337
Ending balance ,Cost	1,949,872		1,783,885	1,652,988	1,232,267
Beginning balance, Depreciation	1,342,365	£ 1,323,930	1,323,930	1,016,261
Charge for the year	181,040		249,568	201,822
Disposals	(61,513)		(210,903)	(32,900)
Accumulated Depreciation Depletion And Amortization Property Plant And Equipment Disposals Through Business Combinations				(1,519)
Translation (gains)/losses	112,435		(20,230)	16,020
Acquisitions through bus. combs				124,246
Ending balance ,Depreciation	1,574,327		1,342,365	1,323,930	1,016,261
Ending balance	£ 375,545		441,520	329,058	£ 216,006
Ending balance			£ 0	£ 12,737